UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marea Capital Management LLC
Address: 444 Madison Avenue, 32nd Floor
         New York, NY  10022

13F File Number: 028-13296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Chan
Title:     Chief Financial Officer
Phone:     212-375-6088

Signature, Place, and Date of Signing:

      /s/ Aaron Chan     New York, NY     July 10, 2009



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:


Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $31,152 (thousands)


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                                                     FORM 13F INFORMATION TABLE

								VALUE		SHARES/	 	SH/ 	 PUT/ 	 INVSTMT 	 OTHER 	 		VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS		CUSIP		(X$1000)	PRN AMT	 	PRN 	 CALL 	 DSCRETN 	 MANAGERS 	 SOLE 	 	SHARED 		NONE

ARVINMERITOR INC		COM		043353101	 5 	 	1,100 		SH		SOLE				1,100 		0 		0
BLOCKBUSTER INC			COM		093679108	 703 		1,802,793 	SH		SOLE				1,802,793 	0 		0
BORLAND SOFTWARE CORP		COM		099849101	 0 		266 		SH		SOLE				266 		0 		0
CHIMERA INVT CORP		COM		16934Q109	 865 	 	247,900 	SH		SOLE				247,900 	0 		0
CITIGROUP INC			COM		172967101	 149 	 	50,000 		SH		SOLE				50,000 		0 		0
CLAYMORE EXCHANGE TRADED FD TR	MAC GLOB SOLAR	18383M621	 668 	 	70,000 		SH		SOLE				70,000 		0 		0
CLEAR CHANNEL OUTDOOR HLDGS IN	COM		18451C109	 2,366 	 	446,472 	SH		SOLE				446,472 	0 		0
COMVERSE TECHNOLOGY INC		COM		205862402	 1,047 	 	122,500 	SH		SOLE				122,500 	0 		0
COVANTA HLDG CORP		COM		22282E102	 2,249 	 	132,620 	SH		SOLE				132,620 	0 		0
E TRADE FINANCIAL CORP		COM		269246104	 5,184 	 	4,050,000 	SH		SOLE				4,050,000 	0 		0
GENERAL ELECTRIC CO		COM		369604103	 5,274 	 	450,000 	SH		SOLE				450,000 	0 		0
HEALTHSPRING INC		COM		42224N101	 652 	 	60,000 		SH		SOLE				60,000 		0 		0
ICO GLOBAL COMM HLDGS LTD DEL	COM		44930K108	 956 	 	1,541,467 	SH		SOLE				1,541,467 	0 		0
ION GEOPHYSICAL CORP		COM		462044108	 3,213 	 	1,250,000 	SH		SOLE				1,250,000 	0 		0
KKR FINANCIAL HLDGS LLC		COM		48248A306	 870 	 	936,000 	SH		SOLE				936,000 	0 		0
NRG ENERGY INC			COM		6293779GE	 110 	 	579 		SH	CALL	SOLE				579 		0 		0
ODYSSEY MARINE EXPLORATION INC	COM		676118102	 565 	 	352,962 	SH		SOLE				352,962 	0 		0
PINNACLE ENTMT INC		COM		723456109	 697 	 	75,000 		SH		SOLE				75,000 		0 		0
ROYAL GOLD INC			COM		780287108	 417 	 	10,000 		SH		SOLE				10,000 		0 		0
SIMON PPTY GROUP INC NEW	COM		828806109	 6 	 	114 		SH		SOLE				114 		0 		0
SPDR TRUST			UNIT SERIES 1	78462F9GP	 368 	 	4,000 		SH	CALL	SOLE				4,000 		0 		0
SPDR TRUST			UNIT SERIES 1	78462F9GQ	 248 	 	4,000 		SH	CALL	SOLE				4,000 		0 		0
SPDR TRUST			UNIT SERIES 1	78462F9GT	 120 	 	10,000 		SH	CALL	SOLE				10,000 		0 		0
UNITED ONLINE INC		COM		911268100	 3,483 	 	535,000 	SH		SOLE				535,000 	0 		0
WILLIAMS COS INC DEL		COM		969457100	 938 	 	60,100 		SH		SOLE				60,100 		0 		0



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